Leases liabilities (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of Lease Liabilities [Abstract]
Summary of lease liabilities

Carrying value

Balance as at December 1, 2019	$3,192

Accretion expense	215
Lease payments	(568)

Effect of change in exchange rates	141

Balance as at November 30, 2020	$2,980

Accretion expense	200
Lease payments	(635)

Effect of change in exchange rates	(27)

Balance as at November 30, 2021	$2,518

Current portion	(463)

Non-current portion	$2,055